Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance	$ 9,542	$ 2,114
Liabilities incurred	5,198	7,171
Revisions in estimated cash flows	(3,085)
Liabilities settled	(1,131)	(256)
Accretion expense	890	513
Balance	$ 11,414	$ 9,542